Regulatory Capital Requirements and Other Restrictions (Tables)	12 Months Ended
Dec. 31, 2022
Regulatory Capital Requirements and Other Restrictions [Abstract]
Regulatory Capital Information	Table 25.1 presents regulatory capital information for the Company and the Bank in accordance with Basel III capital requirements. We must calculate our risk-based capital ratios under both the Standardized and Advanced Approaches. The Standardized Approach applies assigned risk weights to broad risk categories, while the calculation of risk-weighted assets (RWAs) under the Advanced Approach differs by requiring applicable banks to utilize a risk-sensitive methodology, which relies upon the use of internal credit models, and includes an operational risk component.
At December 31, 2022, the Bank and our other insured depository institutions were considered well-capitalized under the requirements of the Federal Deposit Insurance Act.
Table 25.1: Regulatory Capital Information

	Wells Fargo & Company					Wells Fargo Bank, N.A.
	Standardized Approach			Advanced Approach		Standardized Approach			Advanced Approach
(in millions, except ratios)	December 31, 2022		December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022		December 31, 2021	December 31, 2022	December 31, 2021
Regulatory capital:
Common Equity Tier 1	$133,527		140,643	133,527	140,643	140,644		149,318	140,644	149,318
Tier 1	152,567		159,671	152,567	159,671	140,644		149,318	140,644	149,318
Total	186,747		196,308	177,258	186,580	163,885		173,044	154,292	163,213
Assets:
Risk-weighted assets	1,259,889		1,239,026	1,112,307	1,116,068	1,177,300		1,137,839	977,713	965,511
Adjusted average assets	1,846,954		1,915,585	1,846,954	1,915,585	1,685,401		1,758,479	1,685,401	1,758,479
Regulatory capital ratios:
Common Equity Tier 1 capital	10.60%	*	11.35	12.00	12.60	11.95	*	13.12	14.39	15.47
Tier 1 capital	12.11	*	12.89	13.72	14.31	11.95	*	13.12	14.39	15.47
Total capital	14.82	*	15.84	15.94	16.72	13.92	*	15.21	15.78	16.90
Required minimum capital ratios:
Common Equity Tier 1 capital	9.20		9.60	8.50	9.00	7.00		7.00	7.00	7.00
Tier 1 capital	10.70		11.10	10.00	10.50	8.50		8.50	8.50	8.50
Total capital	12.70		13.10	12.00	12.50	10.50		10.50	10.50	10.50
	Wells Fargo & Company					Wells Fargo Bank, N.A.
	December 31, 2022			December 31, 2021		December 31, 2022			December 31, 2021
Regulatory leverage:
Total leverage exposure (1)	$2,224,789			2,316,079		2,058,568			2,133,798
Supplementary leverage ratio (SLR) (1)	6.86%			6.89		6.83			7.00
Tier 1 leverage ratio (2)	8.26			8.34		8.34			8.49
Required minimum leverage:
Supplementary leverage ratio	5.00			5.00		6.00			6.00
Tier 1 leverage ratio	4.00			4.00		4.00			4.00
*Denotes the binding ratio under the Standardized and Advanced Approaches at December 31, 2022.
(1)The SLR consists of Tier 1 capital divided by total leverage exposure. Total leverage exposure consists of total average assets, less goodwill and other permitted Tier 1 capital deductions (net of deferred tax liabilities), plus certain off-balance sheet exposures.
(2)The Tier 1 leverage ratio consists of Tier 1 capital divided by total average assets, excluding goodwill and certain other items as determined under the rule.

Nature of Restrictions on Cash and Cash Equivalents	Table 25.2 provides a summary of restrictions on cash and cash equivalents.
Table 25.2: Nature of Restrictions on Cash and Cash Equivalents

(in millions)	Dec 31, 2022	Dec 31, 2021
Reserve balance for non-U.S. central banks	$238	382
Segregated for benefit of brokerage customers under federal and other brokerage regulations	898	830